Note 27	12 Months Ended
Dec. 31, 2021
Share premium [Abstract]
Disclosure of Share Premium [Text Block]	Share premium
As of December 31, 2021, the balance under this heading in the accompanying consolidated balance sheets was €23,599 million. As of December 31, 2020 and 2019, the balance under this heading was €23,992 million (see Note 4).
The amended Spanish Corporation Act expressly permits the use of the share premium balance to increase capital and establishes no specific restrictions as to its use (see Note 26).